UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Freedom 100 Emerging Markets ETF

Semi-Annual Report

March 31, 2023

FREEDOM 100 EMERGING MARKETS ETF

i

FREEDOM 100 EMERGING MARKETS ETF

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Freedom 100 Emerging Markets ETF

Sector[1]	% Net Assets
Information Technology	27.9%[2]
Financials	22.7%
Materials	17.2%
Consumer Staples	9.0%
Communication Services	7.9%
Consumer Discretionary	6.5%
Industrials	3.1%
Energy	2.7%
Health Care	1.0%
Utilities	0.8%
Real Estate	0.5%
Other[3]	0.7%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.
3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Freedom 100 Emerging Markets ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 98.3%
Brazil - 4.4%
943,887	B3 S.A. - Brasil Bolsa Balcao	$1,923,735
340,687	Banco Santander Brasil S.A. ADR (a)	1,809,048
112,927	Localiza Rent a Car S.A.	1,186,430
142,960	Rede D’Or Sao Luiz S.A. (b)	601,631
128,034	Suzano S.A.	1,052,625
664,261	Vale S.A.	10,497,747
242,141	WEG S.A.	1,934,854
		19,006,070
Chile - 18.0%
136,961,850	Banco de Chile	13,301,784
197,409	Banco de Credito e Inversiones S.A.	5,786,747
3,908,081	Cencosud S.A.	7,551,752
192,045	Cia Cervecerias Unidas S.A. ADR (a)	3,001,663
46,632,735	Cia Sud Americana de Vapores S.A.	4,636,933
22,499,046	Colbun S.A.	2,971,983
3,473,560	Empresas CMPC S.A.	5,804,925
1,194,405	Empresas Copec S.A.	8,429,609
3,281,980	Falabella S.A.	7,547,534
235,940	Sociedad Quimica y Minera de Chile S.A. ADR	19,125,296
		78,158,226
Indonesia - 4.7%
4,909,610	Adaro Energy Indonesia Tbk PT	949,540
20,270,651	Bank Central Asia Tbk PT	11,828,884
10,175,084	Barito Pacific Tbk PT	559,835
2,805,039	Charoen Pokphand Indonesia Tbk PT	933,485
5,579,610	Elang Mahkota Teknologi Tbk PT	293,967
254,470,342	GoTo Gojek Tokopedia Tbk PT (c)	1,849,829
7,426,954	Kalbe Farma Tbk PT	1,040,155
4,628,830	Merdeka Copper Gold Tbk PT (c)	1,293,461
8,365,145	Sarana Menara Nusantara Tbk PT	516,040
6,688,518	Sumber Alfaria Trijaya Tbk PT	1,284,667
		20,549,863
Malaysia - 4.8%
2,378,871	Axiata Group Bhd	1,622,754
1,517,892	CelcomDigi Bhd	1,492,952
290,499	Hong Leong Bank Bhd	1,331,193
1,361,816	IOI Corp. Bhd	1,175,868
247,510	Kuala Lumpur Kepong Bhd	1,165,611
1,107,978	Maxis Bhd	1,037,042
276,064	PPB Group Bhd	1,036,061
1,808,907	Press Metal Aluminium Holdings Bhd	1,996,459
7,347,207	Public Bank Bhd	6,660,358
3,515,033	Sime Darby Plantation Bhd	3,401,516
		20,919,814

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
Mexico - 3.5%
2,336,092	America Movil S.A.B. de C.V. (c)	$2,463,138
72,642	Arca Continental S.A.B. de C.V.	658,615
294,718	Becle S.A.B. de C.V.	766,888
15,807	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,504,668
2,973	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	911,135
223,762	Grupo Bimbo S.A.B. de C.V. - Class A	1,124,770
9,246	Grupo Elektra S.A.B. de C.V. (c)	526,950
488,891	Grupo Financiero Banorte S.A.B. de C.V.	4,116,234
316,320	Grupo Financiero Inbursa S.A.B. de C.V. (c)	679,684
518,058	Grupo Mexico S.A.B. de C.V. - Class B	2,450,570
		15,202,652
Philippines - 2.3%
90,894	ACEN Corp.	10,232
62,545	Ayala Corp.	747,802
1,646,993	Ayala Land, Inc.	802,820
543,848	Bank of the Philippine Islands	1,025,373
501,053	BDO Unibank, Inc.	1,184,316
8,702	Globe Telecom, Inc.	298,363
281,152	International Container Terminal Services, Inc.	1,103,612
946,366	JG Summit Holdings, Inc.	833,826
75,514	Manila Electric Co.	431,985
137,926	SM Investments Corp.	2,255,426
2,392,262	SM Prime Holdings, Inc.	1,443,322
		10,137,077
Poland - 13.2%
344,130	Alior Bank S.A. (c)	3,089,317
768,980	Bank Polska Kasa Opieki S.A.	15,224,610
156,397	CCC S.A. (c)	1,398,207
238,237	CD Projekt S.A.	6,138,473
657,282	Cyfrowy Polsat S.A.	2,549,033
172,313	Dino Polska S.A. (b)(c)	15,612,560
63,076	Kruk S.A.	4,503,654
3,966	LPP S.A.	8,802,104
		57,317,958
Republic of Korea - 18.8%
636	Celltrion, Inc.	73,183
35,074	Hyundai Motor Co.	4,970,736
69,671	Kakao Corp.	3,269,884
60,823	Kia Corp.	3,784,355
11,615	LG Chem Ltd.	6,352,406
33,801	Naver Corp.	5,244,692
70,447	POSCO Holdings, Inc. ADR	4,909,452
4,600	Samsung Biologics Co., Ltd. (b)(c)	2,784,345
700,724	Samsung Electronics Co., Ltd.	34,448,159
12,271	Samsung SDI Co., Ltd.	6,927,976
130,117	SK Hynix, Inc.	8,855,372
		81,620,560

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Shares		Value
South Africa - 6.0%
203,456	Absa Group Ltd.	$2,077,182
99,101	AngloGold Ashanti Ltd. ADR	2,397,253
28,718	Capitec Bank Holdings Ltd.	2,722,105
1,272,656	FirstRand Ltd.	4,315,809
215,199	Gold Fields Ltd. ADR (a)	2,866,451
212,248	Impala Platinum Holdings Ltd.	1,952,968
430,828	MTN Group Ltd.	3,084,395
133,237	Sasol Ltd. ADR	1,818,685
699,262	Sibanye Stillwater Ltd.	1,438,583
328,801	Standard Bank Group Ltd.	3,191,244
		25,864,675
Taiwan - 22.6%
3,264,926	Cathay Financial Holding Co., Ltd.	4,482,270
1,581,391	Chunghwa Telecom Co., Ltd.	6,206,625
720,860	Delta Electronics, Inc.	7,126,328
800,480	Formosa Petrochemical Corp.	2,234,693
1,494,148	Formosa Plastics Corp.	4,504,895
2,714,121	Fubon Financial Holding Co., Ltd.	5,036,467
4,174,140	Hon Hai Precision Industry Co., Ltd.	14,257,675
531,120	MediaTek, Inc.	13,728,268
1,939,547	Nan Ya Plastics Corp.	4,936,855
385,667	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	35,874,744
		98,388,820
	TOTAL COMMON STOCKS (Cost $440,877,205)	427,165,715

PREFERRED STOCKS - 1.0%
Brazil - 1.0%
566,707	Banco Bradesco S.A. ADR	1,484,772
118,355	Gerdau S.A. ADR	583,488
430,182	Itau Unibanco Holding S.A. ADR	2,094,986
	TOTAL PREFERRED STOCKS (Cost $4,506,928)	4,163,246

RIGHTS - 0.0% (d)
Brazil - 0.0% (d)
487	Localiza Rent a Car S.A. (c)(e)	1,162
	TOTAL RIGHTS (Cost $1,186)	1,162

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
5,826,326	First American Government Obligations Fund - Class X, 4.64% (f)	5,826,326
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,826,326)	5,826,326

MONEY MARKET FUNDS - 0.2%
912,594	First American Government Obligations Fund - Class X, 4.64% (f)	912,594
	TOTAL MONEY MARKET FUNDS (Cost $912,594)	912,594

	TOTAL INVESTMENTS (Cost $452,124,239) - 100.8%	438,069,043
	Liabilities in Excess of Other Assets - (0.8%)	(3,677,557)
	TOTAL NET ASSETS - 100.0%	$434,391,486

The accompanying notes are an integral part of these financial statements.

Freedom 100 Emerging Markets ETF
Schedule of Investments (Continued)
March 31, 2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	This security or a portion of this security was out on loan as of March 31, 2023. Total loaned securities had a market value of $5,710,064 as of March 31, 2023.
(b)	144A restricted security.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

Freedom 100 Emerging Markets ETF
Assets:
Investments in securities, at value	$438,069,043
Receivable for fund shares sold	10,238,305
Dividends and interest receivable	2,127,733
Foreign currencies, at value	74,757
ETF variable fee receivable	16,400
Securities lending income receivable (Note 4)	13,048
Prepaid Expenses	324
Total assets	450,539,610
Liabilities:
Payable for investment securities purchased	10,159,941
Due to securities lending agent (Note 4)	5,826,326
Accrued investment advisory fees	161,857
Total liabilities	16,148,124
Net Assets	$434,391,486

Net Assets Consist of:
Paid-in capital	$453,471,217
Total distributable earnings (accumulated deficit)	(19,079,731)
Net Assets:	$434,391,486

Calculation of Net Asset Value Per Share:
Net Assets	$434,391,486
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	14,850,000
Net Asset Value per Share	$29.25

Cost of Investments in Securities	$452,124,239
Cost of Foreign Currency	$75,007

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

Freedom 100 Emerging Markets ETF
Investment Income:
Dividend income (net of foreign withholding tax of $1,316,226)	$4,297,655
Securities lending income	28,620
Interest income	25,800
Total investment income	4,352,075

Expenses:
Investment advisory fees	726,162
Net expenses	726,162

Net Investment Income	3,625,913

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(4,807,328)
Foreign currency	80,349
(4,726,979)
Net change in unrealized appreciation on:
Investments	24,216,531
Foreign currency	23,688,290
47,904,821
Net realized and unrealized gain on investments:	43,177,842
Net Increase in Net Assets Resulting from Operations	$46,803,755

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

STATEMENT OF CHANGES IN NET ASSETS

	Freedom 100 Emerging Markets ETF
	For the Period Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,625,913	$6,489,561
Net realized gain (loss) on investments	(4,726,979)	1,349,929
Net change in unrealized appreciation (depreciation) on investments	47,904,821	(63,941,088)
Net realized and unrealized gain (loss) on investments:	46,803,755	(56,101,598)

Distributions to Shareholders:
Net investment income	(8,358,794)	(1,572,895)
Net realized gain	(450,342)	(50,733)
Total distributions to shareholders	(8,809,136)	(1,623,628)

Capital Share Transactions:
Proceeds from shares sold	211,618,165	171,834,400
Payments for shares redeemed	(22,228,200)	(8,473,925)
Transaction fees (See Note 1)	423,866	334,309
Net increase in net assets derived from net change in capital share transactions	189,813,831	163,694,784
Net Increase in Net Assets	227,808,450	105,969,558
Net Assets:
Beginning of period	206,583,036	100,613,478
End of period	$434,391,486	$206,583,036

Changes in Shares Outstanding:
Shares outstanding, beginning of period	8,250,000	3,050,000
Shares sold	7,350,000	5,450,000
Shares repurchased	(750,000)	(250,000)
Shares outstanding, end of period	14,850,000	8,250,000

The accompanying notes are an integral part of these financial statements.

FREEDOM 100 EMERGING MARKETS ETF

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Realized Gains	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Freedom 100 Emerging Markets ETF
Six Months Ended March 31, 2023 (Unaudited)	$25.04	0.35	4.67	5.02	(0.80)	(0.05)	(0.85)	0.04	$29.25	20.41%	$434,391	0.49%	2.45%	21%
Year Ended September 30, 2022	$32.99	1.22	(8.73)	(7.51)	(0.48)	(0.02)	(0.50)	0.06	$25.04	(22.96%)	$206,583	0.49%	3.99%	8%
Year Ended September 30, 2021	$25.07	0.82	7.33	8.15	(0.35)	-	(0.35)	0.12	$32.99	32.97%	$100,613	0.49%	2.49%	22%
Year Ended September 30, 2020	$25.33	0.34	(0.31)	0.03	(0.31)	-	(0.31)	0.02	$25.07	0.25%	$20,058	0.49%	1.40%	19%
May 23, 2019(6) to September 30, 2019	$25.00	0.31	0.19	0.50	(0.20)	-	(0.20)	0.03	$25.33	2.11%	$12,663	0.49%	3.42%	0%(7)

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Rounds to less than 0.05%.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

Freedom 100 Emerging Markets ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund commenced operations on May 23, 2019. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the Life + Liberty Freedom 100 Emerging Markets Index (the “Index”).

The Index was developed in 2017 by Life + Liberty Investments, LLC, the Fund’s index provider (the “Index Provider”). The Index is designed to track the performance of a portfolio of approximately 100 equity securities in emerging market countries. Country inclusion and weights are determined based on third-party quantified data covering 83 personal and economic freedom variables. Variables can be categorized into three main types of freedom metrics: civil freedom (such as absence of terrorism, human trafficking, torture, disappearances and detainments), political freedom (such as rule of law, due process, freedom of the press, freedom of expression, freedom of religion, and freedom of assembly), and economic freedom (such as marginal tax rates, access to international trade, business regulations, soundness of the money supply, and size of government). A quantitative model is used to assign country weights based on the above metrics as described below. Securities within each included country are selected using minimum market capitalization (“market cap”) and liquidity (90-day average daily value of shares traded on a public exchange) requirements, and are subsequently market cap-weighted. For clarification, country weights are established first, then security weights are established (within previously established country weights). The Index excludes state owned enterprises (“SOEs”).

Shares of the Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Fund did not hold any securities that required fair valuation.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of March 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom 100 Emerging Markets ETF
Assets*
Common Stocks	$427,165,715	$-	$-	$427,165,715
Preferred Stocks	4,163,246	-	-	4,163,246
Rights	-	-	1,162	1,162
Investments Purchased with Proceeds from Securities Lending	5,826,326	-	-	5,826,326
Money Market Funds	912,594	-	-	912,594
Total Investments in Securities	$438,067,881	$-	$1,162	$438,069,043

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2023, the Fund did invest in a Level 3 investment and recognized transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Freedom 100 Emerging Markets ETF
Rights
Value, Beginning of Period	$1,698
Purchases	1,186
Proceeds from Sales	(3,070)
Net Realized Gains (Losses)	-
Return of Capital	-
Change in Unrealized Appreciation (Depreciation)	1,348
Transfers In/(Out) of Level 3	-
Value, End of Year	1,162

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Fund’s Statement of Operations. During the fiscal period ended March 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended March 31, 2023.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Non-diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Freedom Style Risk. The Fund’s freedom style investment strategy limits the types and number of investment opportunities available and, as a result, may underperform other emerging markets funds that do not have a freedom focus. In addition, the Index Provider may be unsuccessful in creating an index composed only of companies in countries that benefit from significant personal and economic freedoms.

Quantitative Management Risk. Investments utilizing quantitative methods may perform differently than the market as a result of characteristics and data used and changes in trends.

Foreign Security Risk. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are magnified for emerging markets.

Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Small- and Mid-Cap Company Risk. Investments in small- and mid-cap companies involve limited liquidity and greater volatility than larger companies.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons, including Fund operating expenses and portfolio transaction costs not incurred by an index and the Fund may not be fully invested in securities of its index or may hold securities not included in the index.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

At a Board meeting held on September 26, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.49% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund’s most recent Annual report.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

	Value of Securities on Loan	Payable for Collateral Received*
Freedom 100 Emerging Markets ETF	$5,710,064	$5,826,326

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period, was as follows:

Freedom 100 Emerging Markets ETF	$28,620

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$176,486,856	$57,001,675

For the fiscal period ended March 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Freedom 100 Emerging Markets ETF	$85,525,383	$22,032,751

For the fiscal period ended March 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Freedom 100 Emerging Markets ETF	$2,720,395	$2,426,053

There were no purchases or sales of U.S. Government securities during the fiscal period.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2023 were as follows:

Freedom 100 Emerging Markets ETF
Tax cost of Investments	$269,137,087
Gross tax unrealized appreciation	7,710,823
Gross tax unrealized depreciation	(70,707,372)
Net tax unrealized appreciation (depreciation)	$(62,996,549)
Undistributed ordinary income	5,471,928
Undistributed long-term gain	450,271
Total distributable earnings	5,922,199
Other accumulated gain (loss)	-
Total accumulated gain (loss)	$(57,074,350)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended September 30, 2022, the Fund did not defer any qualified late year losses.

At September 30, 2022, the Fund did not have any capital loss carryforwards.

FREEDOM 100 EMERGING MARKETS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal periods ended March 31, 2023 and September 30, 2022, were as follows:

	Fiscal Period Ended March 31, 2023		Fiscal Period Ended September 30, 2022
	Ordinary Income	Realized Gain	Ordinary Income	Realized Gain
Freedom 100 Emerging Markets ETF	$8,358,794	$450,342	$1,572,895	$50,733

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to March 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements.

FREEDOM 100 EMERGING MARKETS ETF

EXPENSE EXAMPLE
MARCH 31, 2023 (UNAUDITED)

As a shareholder of the Freedom 100 Emerging Markets ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2022 to March 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period October 1, 2022 to March 31, 2023
Freedom 100 Emerging Markets ETF[1]
Actual	0.49%	$1,000.00	$1,204.10	$2.69
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.49	2.47

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

FREEDOM 100 EMERGING MARKETS ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

FREEDOM 100 EMERGING MARKETS ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

FREEDOM 100 EMERGING MARKETS ETF

MANAGEMENT OF THE FUND (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021 – present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Compliance (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, EA Advisers (2014 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2014 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jackson Hart Born: 1979	Assistant Secretary	Since 2023	Senior Director – Legal, EA Advisers (2023 – present); Investment Management Paralegal, Stradley Ronon Stevens & Young (2019 – 2023); Senior Paralegal, Oppenheimer Funds, Inc. (2015 – 2019).
Brian Massaro Born: 1997	Assistant Treasurer	Since 2023	Assistant Operating Officer, EA Advisers (2022 – present); Mutual Fund Administrator, U.S. Bank Global Fund Services (2019 – 2022).

FREEDOM 100 EMERGING MARKETS ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://www.freedometfs.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://www.freedometfs.com/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://www.freedometfs.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Index Provider

Solactive AG

Platz der Einheit 1

Frankfurt, Germany 60327

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, Colorado 80237

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Freedom 100 Emerging Markets ETF

Symbol – FRDM

CUSIP – 02072L607

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	June 6, 2023